Equipment (Tables)	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Equipment

September 30, 2024	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$177,431	$155,637	$21,794
Furniture and fixtures	6,751	3,639	3,112
	$184,182	$159,276	$24,906

December 31, 2023	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$184,487	$160,219	$24,268
Furniture and fixtures	16,517	11,551	4,966
	$201,004	$171,770	$29,234